Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

13000752

Received SEC

MAR 05 2013

Washington, DC 20549

March 5, 2013

CERT NYS 001-14045

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LASALLE HOTEL PROPERTIES, 6.375% Series I Cumulative Redeemable Preferred Shares of Beneficial Interest, $0.01 par value per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 1, 2013. Tentative listing date – March 7, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com